Transamerica Long Credit Performance Management - Retail Class [Member] - Transamerica Long Credit	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The first index in the table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the fund invests also are used to measure the fund’s performance.The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.The table includes deduction of applicable sales charges.Performance information for Class C shares and Class R6 shares will be included after the share classes have been in operation for one complete calendar year. The returns for Class C shares and Class R6 shares would differ from those of Class A, Class I and Class I2 shares because they have different expenses.Absent any applicable fee waivers and/or expense limitations, performance would be lower.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The first index in the table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for Class C shares and Class R6 shares will be included after the share classes have been in operation for one complete calendar year.
Performance Additional Market Index [Text]	 One or more secondary indices that the manager believes more closely reflect the market sectors and/or types of investments in which the fund invests also are used to measure the fund’s performance.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart [Heading]	Annual Total Returns (calendar year ended December 31) - Class A
Bar Chart Closing [Text Block]	Quarter EndedReturnBest Quarter:9/30/20247.14%Worst Quarter:12/31/2024-6.11%
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Table Narrative	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Does Reflect Sales Loads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888-233-4339
A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.14%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date	Dec. 31, 2024